MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/03

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

INTERNATIONAL SMALL- AND MID-CAP GROWTH WITH A VALUATION FOCUS

Our international small- and mid-cap fund seeks companies best positioned to become major enterprises over the next three to five years. The fund focuses on stocks with valuations in line with fundamental strengths and growth prospects.

The fund seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
----------------------------------------------------
TRUSTEES AND OFFICERS                             44
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      46
----------------------------------------------------
CONTACT INFORMATION                               47
----------------------------------------------------
ASSET ALLOCATION                                  48

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

    Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A MARKET DRIVEN BY SENTIMENT

In the final quarter of 2002, most international markets rebounded from the sharp selloff they had suffered in the third quarter. In our view, the fourth-quarter rally was propelled largely by the investor sentiment that prices had simply fallen too far earlier in the year rather than by business fundamentals. The rebound was strongest in sectors that had fallen the most, particularly technology and telecommunications.

The fourth-quarter rally proved to be short-lived as investors became increasingly worried about Iraq and negative economic news in early 2003. Those concerns created an uncertain climate worldwide and a broad selloff in global equities.

CONTRIBUTORS TO PERFORMANCE

The fund's better-performing stocks for the period came from a broad range of industry sectors and many different countries. In health care, the stock of German dialysis products firm Fresenius Medical turned in the best results. The company's stock price recovered from setbacks earlier in the year, after reporting a strong increase in net income and confirming a positive outlook for 2003. Ireland's Anglo Irish Bank announced better-than-expected results due to dramatic loan growth.

                                      ----------------------------------------
                                      "TO US, SENTIMENT-DRIVEN MARKETS
                                      PROVIDED US WITH GOOD OPPORTUNITIES TO
                                      BUY ATTRACTIVELY PRICED STOCK IN
                                      COMPANIES THAT POSSESSED SOLID LONG-
                                      TERM POTENTIAL."
                                      ----------------------------------------

Telekom Austria and Hong Kong's SmarTone Telecommunications were both beneficiaries of the rebound in telecommunications stocks and both reported good results for the first quarter in 2003. SmarTone's announcement of a special dividend bonus gave the company's stock an added lift. The stock price of Japanese technology firm Stanley Electric continued to rise, buoyed by a share buy-back program and increased usage of its LEDs (light emitting diodes) in products ranging from autos to cell phones.

DETRACTORS FROM PERFORMANCE

The stock price of Invensys, a British electronics manufacturer, fell when the company reported sharply lower earnings in the first quarter. Still, we believe the company is attractive on a long-term basis because the share price has remained at what we view as a reasonable level. St. James' Place Capital, a British financial services company, also was a poor performer because of weak financial markets. However, we believe the company will benefit from its strong consumer franchise when financial markets recover.

The stock price of Sega, a Japanese video game manufacturer, sank after the company twice reduced earnings expectations. We sold this stock during the period. We also sold our holding in Jomed, a Dutch health care company, because of our concerns about their accounting practices. Although the stock of Norwegian videoconferencing company Tandberg had been a solid long-term performer for the fund, we sold it because of disappointing performance. The company announced fourth-quarter sales that were lower than we had expected.

OPPORTUNITIES

Investor uncertainty regarding the Iraqi war created significant volatility in the global markets. In many instances, stocks with strong underlying fundamentals dropped as much as companies with less-compelling balance sheets. We've used that volatility as an opportunity to invest in companies that we believed had more attractive long-term growth prospects. Specifically, our analysts continued to uncover what we felt were reasonably priced small- and mid-cap companies that were growing at above-market rates.

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                      Class
     Share          inception
     class            date             6-mo              1-yr          3-yr            5-yr         Life(1)

-----------------------------------------------------------------------------------------------------------
       A             10/9/97            --              -16.51%        -8.56%          6.74%          8.25%
-----------------------------------------------------------------------------------------------------------
       B             10/2/00            --              -17.04%        -8.98%          6.44%          7.98%
-----------------------------------------------------------------------------------------------------------
       C             10/2/00            --              -17.00%        -9.01%          6.42%          7.96%
-----------------------------------------------------------------------------------------------------------
       I             10/9/97            --              -16.26%        -8.28%          6.94%          8.44%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -16.51%        -8.56%          6.74%          8.25%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -16.65%        -8.61%          6.70%          8.22%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -17.02%        -8.75%          6.61%          8.13%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -16.96%        -8.73%          6.62%          8.14%
-----------------------------------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

-----------------------------------------------------------------------------------------------------------
       A                                --              -21.31%       -10.35%          5.48%          7.08%
-----------------------------------------------------------------------------------------------------------
       B                                --              -20.36%        -9.79%          6.13%          7.85%
-----------------------------------------------------------------------------------------------------------
       C                                --              -17.83%        -9.01%          6.42%          7.96%
-----------------------------------------------------------------------------------------------------------
      529A                              --              -21.45%       -10.40%          5.44%          7.05%
-----------------------------------------------------------------------------------------------------------
      529B                              --              -20.31%        -9.55%          6.29%          8.00%
-----------------------------------------------------------------------------------------------------------
      529C                              --              -17.79%        -8.73%          6.62%          8.14%
-----------------------------------------------------------------------------------------------------------

I and R Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

-----------------------------------------------------------------------------------------------------------
       A                              -2.79%            -16.51%       -23.54%         38.54%         54.33%
-----------------------------------------------------------------------------------------------------------
       B                              -3.08%            -17.04%       -24.60%         36.63%         52.21%
-----------------------------------------------------------------------------------------------------------
       C                              -3.08%            -17.00%       -24.67%         36.50%         52.06%
-----------------------------------------------------------------------------------------------------------
       I                              -2.69%            -16.26%       -22.83%         39.89%         55.84%
-----------------------------------------------------------------------------------------------------------
       R                              -2.79%            -16.51%       -23.54%         38.54%         54.33%
-----------------------------------------------------------------------------------------------------------
      529A                            -2.88%            -16.65%       -23.68%         38.30%         54.06%
-----------------------------------------------------------------------------------------------------------
      529B                            -3.25%            -17.02%       -24.01%         37.69%         53.38%
-----------------------------------------------------------------------------------------------------------
      529C                            -3.17%            -16.96%       -23.96%         37.78%         53.49%
-----------------------------------------------------------------------------------------------------------

Comparative indices

-----------------------
Average Annual
-----------------------

-----------------------------------------------------------------------------------------------------------
Average international
fund(2)                               -3.32%            -24.60%       -20.49%         -6.93%         -5.51%
-----------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)                    -2.17%            -22.95%       -19.30%         -6.86%         -5.28%
-----------------------------------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
(1) For the period from the commencement of the fund's investment operations, October 9, 1997, through March
    31, 2003. Index information is from October 1, 1997.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - A commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes initially offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 95.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------

Foreign Stocks - 94.6%
--------------------------------------------------------------------------------------------------
Australia - 1.1%
--------------------------------------------------------------------------------------------------
APN News & Media Ltd. ( Printing & Publishing)(1)                     300,000             $576,693
--------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                  1,432,700            2,650,165
--------------------------------------------------------------------------------------------------
                                                                                        $3,226,858
--------------------------------------------------------------------------------------------------
Austria - 1.5%
--------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                           18,600           $1,325,798
--------------------------------------------------------------------------------------------------
Telekom Austria (Telecommunications)                                  290,000            2,971,069
--------------------------------------------------------------------------------------------------
                                                                                        $4,296,867
--------------------------------------------------------------------------------------------------
Bermuda - 0.3%
--------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   27,650             $800,467
--------------------------------------------------------------------------------------------------

Brazil - 0.8%
--------------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)(2)                     51,500           $1,030,515
--------------------------------------------------------------------------------------------------
Companhia Siderurgica National S.A. (Steel)                            40,600              779,520
--------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A., ADR
(Telecommunications)                                                   40,300              332,475
--------------------------------------------------------------------------------------------------
                                                                                        $2,142,510
--------------------------------------------------------------------------------------------------
Canada - 12.4%
--------------------------------------------------------------------------------------------------
BCE, Inc. (Advertising & Broadcasting)                                 76,900           $1,413,122
--------------------------------------------------------------------------------------------------
Biovail Corp. (Medical & Health Technology Services)(1)                33,900            1,354,569
--------------------------------------------------------------------------------------------------
CAE, Inc. (Aerospace & Defense)                                       236,200              490,308
--------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                              28,775            1,231,570
--------------------------------------------------------------------------------------------------
Canadian Natural Resources, Ltd. (Oil Services)                       131,649            4,493,430
--------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                        255,488            8,302,969
--------------------------------------------------------------------------------------------------
Ensign Resource Group, Inc. (Oil Services)                             40,000              475,601
--------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc. (Restaurants & Lodging)                  23,380              507,444
--------------------------------------------------------------------------------------------------
Kingsway Financial Services, Inc. (Insurance)(1)                      136,640            1,441,448
--------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telecommunications)                   30,000              747,295
--------------------------------------------------------------------------------------------------
Molson, Inc. (Food & Beverage Products)                                64,090            1,468,665
--------------------------------------------------------------------------------------------------
Precision Drilling Corp. (Oil Services)(1)                             65,000            2,180,086
--------------------------------------------------------------------------------------------------
Rio Alto Resources International, Inc. (Oil Services)(1)               62,740               34,160
--------------------------------------------------------------------------------------------------
Sobeys, Inc. (Food & Beverage Products)                                62,540            1,587,230
--------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Oils)                                          194,660           $7,737,116
--------------------------------------------------------------------------------------------------
TSX Group, Inc. (Financial Services)(1)(3)                            111,255            1,521,967
--------------------------------------------------------------------------------------------------
                                                                                       $34,986,980
--------------------------------------------------------------------------------------------------
China - 2.3%
--------------------------------------------------------------------------------------------------
Beijing Datang Power Generation Co., Ltd. (Energy)                  7,000,000           $2,445,764
--------------------------------------------------------------------------------------------------
China Oilfield Services, Ltd. (Oil Services)(1)                     4,808,000            1,091,158
--------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                          3,064,000            2,867,884
--------------------------------------------------------------------------------------------------
                                                                                        $6,404,806
--------------------------------------------------------------------------------------------------
Croatia - 0.3%
--------------------------------------------------------------------------------------------------
Pliva d.d., GDR (Medical & Health Products)                            65,210             $769,850
--------------------------------------------------------------------------------------------------

Denmark - 0.8%
--------------------------------------------------------------------------------------------------
Carlsberg A/S (Food & Beverage Products)                               20,000             $675,527
--------------------------------------------------------------------------------------------------
Danske Bank A/S (Banks & Credit Cos.)                                  98,600            1,643,454
--------------------------------------------------------------------------------------------------
                                                                                        $2,318,981
--------------------------------------------------------------------------------------------------
Finland - 0.2%
--------------------------------------------------------------------------------------------------
KCI Konecranes International (Machinery)                               32,100             $610,502
--------------------------------------------------------------------------------------------------

France - 2.8%
--------------------------------------------------------------------------------------------------
Business Objects S.A. (Computer Software - Systems)(1)                 93,500           $1,525,528
--------------------------------------------------------------------------------------------------
Business Objects S.A., ADR (Computer Software -
Systems)(1)                                                            10,500              171,675
--------------------------------------------------------------------------------------------------
Essilor International S.A. (Specialty Products)                        30,130            1,168,729
--------------------------------------------------------------------------------------------------
Generale de Sante (Healthcare)(1)                                     134,813            1,245,990
--------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Media)                                158,276            3,601,906
--------------------------------------------------------------------------------------------------
Synergie S.A. (Conglomerate)                                           24,440              199,779
--------------------------------------------------------------------------------------------------
                                                                                        $7,913,607
--------------------------------------------------------------------------------------------------
Germany - 5.4%
--------------------------------------------------------------------------------------------------
Beru AG (Automotive)                                                   36,950           $1,731,285
--------------------------------------------------------------------------------------------------
Celanese AG (Chemicals)                                               156,192            2,687,990
--------------------------------------------------------------------------------------------------
Deutsche Boerse AG (Financial Services)                                30,100            1,159,036
--------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Products)                  68,170            2,563,299
--------------------------------------------------------------------------------------------------
Linde AG (Conglomerates)                                               52,930            1,681,618
--------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                 4,894            1,367,631
--------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Medical & Health Products)                      75,400            3,558,329
--------------------------------------------------------------------------------------------------
W.E.T. Automotive Systems AG (Automotive)                              12,900              579,963
--------------------------------------------------------------------------------------------------
                                                                                       $15,329,151
--------------------------------------------------------------------------------------------------
Greece - 0.4%
--------------------------------------------------------------------------------------------------
Hellenic Bottling (Food & Beverage Products)                           80,000           $1,011,428
--------------------------------------------------------------------------------------------------

Hong Kong - 1.9%
--------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oils)                                                     500,000             $666,735
--------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings, Ltd. (Utilities - Electric)              303,500            1,210,233
--------------------------------------------------------------------------------------------------
Li & Fung, Ltd. (Consumer Goods & Services)                         1,041,000            1,094,497
--------------------------------------------------------------------------------------------------
SmarTone Telecommunications Holdings, Ltd.
(Telecommunications - Wireless)                                     1,393,500            1,679,518
--------------------------------------------------------------------------------------------------
Swire Pacific Air Ltd., "A" (Transportation)                          123,500              487,717
--------------------------------------------------------------------------------------------------
TCL International Holdings, Ltd. (Electronics)                      1,379,100              316,518
--------------------------------------------------------------------------------------------------
                                                                                        $5,455,218
--------------------------------------------------------------------------------------------------
Ireland - 2.2%
--------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks & Credit Cos.)                      732,316           $5,239,766
--------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                    87,600              907,015
--------------------------------------------------------------------------------------------------
                                                                                        $6,146,781
--------------------------------------------------------------------------------------------------
Israel - 0.3%
--------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries, Ltd. (Medical & Health
Technology Services)(1)                                                25,100             $960,828
--------------------------------------------------------------------------------------------------

Italy - 0.2%
--------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Consumer Goods &
Services)                                                              50,000             $560,754
--------------------------------------------------------------------------------------------------

Japan - 22.3%
--------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Financial Services)                     35,000             $990,258
--------------------------------------------------------------------------------------------------
Brother Industries, Ltd. (Electronics)                                637,000            4,047,014
--------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Medical &
Health Products)                                                       85,800              871,446
--------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Financial Services)                          195,900            3,393,609
--------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Medical & Health Products)                            80,000            1,480,729
--------------------------------------------------------------------------------------------------
Fanuc, Ltd. (Manufacturing)                                            37,200            1,619,720
--------------------------------------------------------------------------------------------------
Fast Retailing Co. (Retail)                                           108,900            2,693,672
--------------------------------------------------------------------------------------------------
Fujikura, Ltd. (Electronics)                                          278,000              666,446
--------------------------------------------------------------------------------------------------
Fujimi, Inc. (Electronics)                                             69,000            1,244,981
--------------------------------------------------------------------------------------------------
Fujisawa Pharmaceuticals, Ltd. (Medical & Health
Products)                                                             143,000            2,889,072
--------------------------------------------------------------------------------------------------
Hitachi Maxell, Ltd. (Manufacturing)                                  118,600            1,790,302
--------------------------------------------------------------------------------------------------
JFE Holdings, Inc. (Steel)                                            141,500            1,797,967
--------------------------------------------------------------------------------------------------
Meiwa Estate Co., Ltd. (Real Estate)                                  210,200            1,264,227
--------------------------------------------------------------------------------------------------
Mimasu Semiconductor Industry Co., Ltd. (Electronics)                  74,400             $818,684
--------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp. (Electronics)                               632,000            1,750,648
--------------------------------------------------------------------------------------------------
Namco, Ltd. (Leisure)                                                 133,200            1,920,427
--------------------------------------------------------------------------------------------------
Nichicon Corp. (Technology)                                           172,800            2,037,591
--------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Manufacturing)                       338,000            3,633,393
--------------------------------------------------------------------------------------------------
Nissin Co., Ltd. (Financial Services)                                 291,800            1,198,839
--------------------------------------------------------------------------------------------------
Nissin Food Products Co., Ltd. (Food & Beverage Products)              55,700            1,160,712
--------------------------------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd. (Medical & Health
Technology Services)                                                   59,000            1,844,219
--------------------------------------------------------------------------------------------------
Promise Co., Ltd. (Financial Services)                                 24,350              680,686
--------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Chemicals)                               46,400            1,442,507
--------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                400,000            3,937,315
--------------------------------------------------------------------------------------------------
Sompo Japan Insurance, Inc. (Insurance)                                50,000              234,646
--------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                              462,000            5,858,653
--------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Advertising &
Broadcasting)                                                         165,000            1,983,355
--------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Utilities - Gas)                                 854,000            2,662,194
--------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Forest & Paper Products)                             154,000            6,079,119
--------------------------------------------------------------------------------------------------
United Arrows, Ltd. (Retail)                                           36,200              846,353
--------------------------------------------------------------------------------------------------
                                                                                       $62,838,784
--------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
--------------------------------------------------------------------------------------------------
Arcelor (Steel)                                                       123,400           $1,084,019
--------------------------------------------------------------------------------------------------

Mexico - 1.7%
--------------------------------------------------------------------------------------------------
Apasco S.A. de C.V. (Building Materials)                               74,500             $442,478
--------------------------------------------------------------------------------------------------
Coca-Cola Femsa S.A. de C.V., ADR (Food &
Beverage Products)                                                     25,800              442,212
--------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Real Estate)(1)                   395,200              850,997
--------------------------------------------------------------------------------------------------
Fomento Economico Mexicano S.A. (Food &
Beverage Products)                                                     10,650              354,325
--------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V. (Finance)                       705,600            1,637,275
--------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. (Food & Beverage Products)                  508,440            1,031,132
--------------------------------------------------------------------------------------------------
                                                                                        $4,758,419
--------------------------------------------------------------------------------------------------
Netherlands - 3.8%
--------------------------------------------------------------------------------------------------
ASM International N.V. (Electronics)(1)                                41,400             $413,172
--------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Electronics)(1)                          56,800              373,176
--------------------------------------------------------------------------------------------------
Euronext N.V. (Financial Services)                                     50,900              906,477
--------------------------------------------------------------------------------------------------

Fugro N.V. (Engineering - Construction)(1)                             86,576           $3,268,603
--------------------------------------------------------------------------------------------------
IHC Caland N.V. (Special Products & Services)(1)                       34,300            1,460,951
--------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)(1)                                   173,103            4,392,122
--------------------------------------------------------------------------------------------------
                                                                                       $10,814,501
--------------------------------------------------------------------------------------------------
Norway - 1.4%
--------------------------------------------------------------------------------------------------
DNB Holding ASA (Banks & Credit Cos.)(1)                              284,700           $1,123,656
--------------------------------------------------------------------------------------------------
Gjensidige Nor ASA (Financial Services)(1)                             39,000            1,123,602
--------------------------------------------------------------------------------------------------
P4 Radio Hele Norge ASA (Advertising & Broadcasting)                  444,510              190,722
--------------------------------------------------------------------------------------------------
Storebrand ASA (Insurance)                                            214,800              714,848
--------------------------------------------------------------------------------------------------
Tomra Systems ASA (Special Products & Services)                       167,690              721,798
--------------------------------------------------------------------------------------------------
                                                                                        $3,874,626
--------------------------------------------------------------------------------------------------
Portugal - 0.7%
--------------------------------------------------------------------------------------------------
Portugal Telecom S.A., ADR (Utilities - Telephone)                    306,810           $2,092,444
--------------------------------------------------------------------------------------------------

Russia - 1.7%
--------------------------------------------------------------------------------------------------
JSC Mining and Smelting Company Norilsk Nickel, ADR
(Metals & Mining)(1)                                                   20,000             $480,000
--------------------------------------------------------------------------------------------------
Mobile Telesystems, ADR (Telecommunications)                           41,495            1,707,104
--------------------------------------------------------------------------------------------------
Sibneft, ADR (Oils)(1)                                                102,400            2,114,560
--------------------------------------------------------------------------------------------------
Surgutneftegaz, ADR (Oil Services)                                     30,000              438,750
--------------------------------------------------------------------------------------------------
                                                                                        $4,740,414
--------------------------------------------------------------------------------------------------
Singapore - 2.1%
--------------------------------------------------------------------------------------------------
DBS Group Holdings, Ltd. (Financial Services)                         173,000             $902,114
--------------------------------------------------------------------------------------------------
MobileOne Asia, Ltd. (Telecommunications - Wireless)(1)             2,204,000            1,574,018
--------------------------------------------------------------------------------------------------
Singapore Telecommunications, Ltd. (Telecommunications)             3,266,000            2,480,553
--------------------------------------------------------------------------------------------------
United Overseas Bank, Ltd. (Banks & Credit Cos.)                      185,000            1,080,032
--------------------------------------------------------------------------------------------------
                                                                                        $6,036,717
--------------------------------------------------------------------------------------------------
South Africa - 0.6%
--------------------------------------------------------------------------------------------------
Gold Fields (Metals & Mining)                                          50,000             $534,936
--------------------------------------------------------------------------------------------------
Impala Platinum Holdings, Ltd. (Metals & Mining)                       24,000            1,222,856
--------------------------------------------------------------------------------------------------
                                                                                        $1,757,792
--------------------------------------------------------------------------------------------------
Spain - 1.5%
--------------------------------------------------------------------------------------------------
Acciona S.A. (Construction)                                            57,500           $2,688,512
--------------------------------------------------------------------------------------------------
Compania de Distribucion Integral Logista, S.A.
(Business Services)                                                    64,760            1,404,581
--------------------------------------------------------------------------------------------------
                                                                                        $4,093,093
--------------------------------------------------------------------------------------------------
Sweden - 3.6%
--------------------------------------------------------------------------------------------------
Alfa Laval (Special Products & Services)(1)                           461,110           $3,757,761
--------------------------------------------------------------------------------------------------
Atlas Copco AB (Machinery)                                             73,600            1,456,023
--------------------------------------------------------------------------------------------------
Capio AB (Healthcare)                                                  67,600              427,146
--------------------------------------------------------------------------------------------------
Sparbanken Sverige AB, "A" (Banks & Credit Cos.)                      196,500            2,274,386
--------------------------------------------------------------------------------------------------
Svenska Handelsbanken Series AB, "A" (Banks & Credit
Cos.)                                                                 152,090            2,146,566
--------------------------------------------------------------------------------------------------
                                                                                       $10,061,882
--------------------------------------------------------------------------------------------------
Switzerland - 6.3%
--------------------------------------------------------------------------------------------------
Actelion Ltd. (Medical & Health Technology Services)                   27,900           $1,314,287
--------------------------------------------------------------------------------------------------
Centerpulse Ltd. (Medical & Health Technology Services)                15,400            3,288,702
--------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                       70,900            2,986,256
--------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                               2,000              762,580
--------------------------------------------------------------------------------------------------
Lonza Group AG (Chemicals)                                             10,500              594,325
--------------------------------------------------------------------------------------------------
Nobel Biocare Holdings AG (Medical & Health Products)                  25,900            1,368,396
--------------------------------------------------------------------------------------------------
Straumann Holdings AG (Medical & Health
Technology Services)                                                   38,682            2,986,972
--------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                       7,900            4,384,024
--------------------------------------------------------------------------------------------------
                                                                                       $17,685,542
--------------------------------------------------------------------------------------------------
Taiwan - 0.2%
--------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Computer Software -
Personal Computers)                                                   170,000             $542,136
--------------------------------------------------------------------------------------------------

Thailand - 0.5%
--------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. PLC (Advertising &
Broadcasting)                                                          50,000             $242,820
--------------------------------------------------------------------------------------------------
Siam Cement Public Co., Ltd. (Building Materials)                      37,300            1,182,662
--------------------------------------------------------------------------------------------------
                                                                                        $1,425,482
--------------------------------------------------------------------------------------------------
United Kingdom - 14.9%
--------------------------------------------------------------------------------------------------
Amlin PLC (Insurance)                                                 354,080             $651,384
--------------------------------------------------------------------------------------------------
ARM Holdings PLC (Electronics)                                      1,600,000            1,294,862
--------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC (Printing & Publishing)                     173,200            2,044,414
--------------------------------------------------------------------------------------------------
BOC Group PLC (Chemicals)                                              50,000              597,689
--------------------------------------------------------------------------------------------------
Bodycote International PLC (Electrical Equipment)                   1,399,320            1,701,443
--------------------------------------------------------------------------------------------------
Capital Radio PLC (Advertising & Broadcasting)                        136,400              834,633
--------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Cos.)                        121,800              944,362
--------------------------------------------------------------------------------------------------
Cookson Group PLC (Manufacturing)(1)                                4,031,800            1,130,074
--------------------------------------------------------------------------------------------------
Daily Mail & General Trust (Printing & Publishing)                    189,190            1,381,719
--------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)(1)                                            194,100             $680,438
--------------------------------------------------------------------------------------------------
Goshawk Insurance PLC (Insurance)                                     181,500              282,537
--------------------------------------------------------------------------------------------------
Granada Compass PLC (Media)(1)                                        396,300              356,705
--------------------------------------------------------------------------------------------------
Hiscox PLC (Insurance)                                                389,760              932,437
--------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Business Services)                    272,510            1,506,122
--------------------------------------------------------------------------------------------------
Invensys PLC (Electronics)                                          2,654,590              440,146
--------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance)                           75,630              665,808
--------------------------------------------------------------------------------------------------
Johnson Service Group PLC (Business Services)                         254,800            1,190,970
--------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                            708,334            3,747,077
--------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)                                               644,400            2,340,416
--------------------------------------------------------------------------------------------------
Lonmin PLC (Metals & Minerals)                                        134,900            1,438,954
--------------------------------------------------------------------------------------------------
Next PLC (Retail)                                                     257,220            3,448,436
--------------------------------------------------------------------------------------------------
Old Mutual PLC (Insurance)                                            916,250            1,095,989
--------------------------------------------------------------------------------------------------
PHS Group PLC (Business Services)                                     728,300              770,539
--------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)(1)                  289,158            4,735,040
--------------------------------------------------------------------------------------------------
Securicor Group PLC, "A" (Business services)                          996,200            1,348,933
--------------------------------------------------------------------------------------------------
Seton Healthcare Group PLC (Medical & Health Products)                487,300            1,292,753
--------------------------------------------------------------------------------------------------
St. James' Place Capital PLC (Financial Services)                     717,300            1,059,064
--------------------------------------------------------------------------------------------------
Taylor Nelson Sofres PLC (Advertising & Broadcasting)               1,011,900            1,687,374
--------------------------------------------------------------------------------------------------
Victrex PLC (Manufacturing)                                           175,000              699,147
--------------------------------------------------------------------------------------------------
Wellington Underwriting PLC (Financial Institution)                   741,734            1,042,432
--------------------------------------------------------------------------------------------------
William Hill PLC (Gaming)                                             223,610              774,178
--------------------------------------------------------------------------------------------------
                                                                                       $42,116,075
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $266,857,514
--------------------------------------------------------------------------------------------------

U.S. Stocks - 1.1%
--------------------------------------------------------------------------------------------------
Business Services - 0.4%
--------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         36,910           $1,102,871
--------------------------------------------------------------------------------------------------

Containers - 0.2%
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                       41,825             $558,740
--------------------------------------------------------------------------------------------------

Oil Services - 0.4%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    50,000           $1,032,500
--------------------------------------------------------------------------------------------------

Telecommunications - 0.1%
--------------------------------------------------------------------------------------------------
Golden Telecom, Inc.(1)                                                30,000             $447,000
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                       $3,141,111
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $285,477,692)                                          $269,998,625
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.2%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                             (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
Abbey National NA, LLC, due 4/01/03, at Amortized Cost                 $9,114           $9,114,000
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.9%
--------------------------------------------------------------------------------------------------
                                                                       SHARES
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                   5,366,100           $5,366,100
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $299,957,792)                                     $284,478,725
--------------------------------------------------------------------------------------------------

Securities Sold Short - (0.1)%
--------------------------------------------------------------------------------------------------
Foreign Stock - (0.1)%
--------------------------------------------------------------------------------------------------
Singapore - (0.1)%
--------------------------------------------------------------------------------------------------
Creative Technology Ltd. (Electronics)
(Proceeds Received, $395,642)                                         (60,000)           $(363,600)
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.7)%                                                 (2,056,272)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $282,058,853
--------------------------------------------------------------------------------------------------

(1)  Non-income producing security.
(2) Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At the six months ended, the value of the securities pledged amounted to
    $590,295.
(3)  SEC Rule 144A restriction.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS
Investments, at value, including $5,179,877 of
securities on loan (identified cost, $299,957,792)            $284,478,725
---------------------------------------------------------------------------------------------------
Cash                                                                 1,776
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost,
$1,552,640)                                                      1,556,387
---------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short                    944,680
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                    354,830
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,731,120
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  864,593
---------------------------------------------------------------------------------------------------
Other assets                                                             4
---------------------------------------------------------------------------------------------------
Total assets                                                                           $289,932,115
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for dividends on securities sold short                     $19,870
---------------------------------------------------------------------------------------------------
Securities sold short, at value (proceeds received,
$395,642)                                                          363,600
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            212,210
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                  281,601
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               1,588,507
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       5,366,100
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    22,652
---------------------------------------------------------------------------------------------------
  Reimbursement fee                                                  6,577
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      11,739
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   406
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $7,873,262
---------------------------------------------------------------------------------------------------
Net assets                                                                             $282,058,853
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $321,134,608
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (15,622,384)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                  (22,462,036)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                   (991,335)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $282,058,853
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                24,633,661
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $170,158,780
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            14,816,116
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $11.48
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.48)                                                $12.18
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $48,617,616
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             4,287,496
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.34
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $34,850,581
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             3,077,301
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.33
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $28,127,751
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             2,426,148
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $11.59
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $115,691
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                10,077
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $11.48
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                      $119,822
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                10,457
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $11.46
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.46)                                                $12.16
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $21,848
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,930
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.32
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $46,764
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,136
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.31
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B,
Class 529B, Class C and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDED 3/31/03

NET INVESTMENT LOSS
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $1,926,239
---------------------------------------------------------------------------------------------------
  Interest                                                          97,156
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (235,836)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,787,559
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $1,225,236
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             2,595
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  125,392
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           262,733
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           238,413
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           161,477
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                36
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            125
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             74
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            108
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      89
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      19
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      27
---------------------------------------------------------------------------------------------------
  Administrative fee                                                11,739
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    257,390
---------------------------------------------------------------------------------------------------
  Printing                                                          18,754
---------------------------------------------------------------------------------------------------
  Postage                                                           17,137
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     18,500
---------------------------------------------------------------------------------------------------
  Legal fees                                                           922
---------------------------------------------------------------------------------------------------
  Dividend expense on securities sold short                         15,001
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    228,152
---------------------------------------------------------------------------------------------------
Total expenses                                                  $2,583,919
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (6,498)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                     (297,161)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,280,260
---------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(492,701)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $(10,582,308)
---------------------------------------------------------------------------------------------------
  Securities sold short                                           (310,784)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    749,503
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(10,143,589)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                   $2,932,472
---------------------------------------------------------------------------------------------------
  Securities sold short                                           (940,067)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                      (192,103)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $1,800,302
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                       $(8,343,287)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                 $(8,835,988)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

                                                                   SIX MONTHS               YEAR
                                                                      ENDED                 ENDED
                                                                     3/31/03               9/30/02
                                                                   (UNAUDITED)
OPERATIONS
Net investment loss                                                    $(492,701)             $(96,169)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (10,143,589)          (10,578,944)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                            1,800,302           (13,742,624)
-----------------------------------------------------------------   ------------         -------------
Decrease in net assets from operations                               $(8,835,988)         $(24,417,737)
-----------------------------------------------------------------   ------------         -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS -

From net realized gain on investments and foreign currency
transactions (Class A)                                                       $--                 $(146)
-----------------------------------------------------------------   ------------         -------------
From net realized gain on investments and foreign currency
transactions (Class B)                                                        --                   (57)
-----------------------------------------------------------------   ------------         -------------
From net realized gain on investments and foreign currency
transactions (Class C)                                                        --                   (35)
-----------------------------------------------------------------   ------------         -------------
From net realized gain on investments and foreign currency
transactions (Class I)                                                        --                   (40)
-----------------------------------------------------------------   ------------         -------------
Total distributions declared to shareholders                                 $--                 $(278)
-----------------------------------------------------------------   ------------         -------------
Net increase in net assets from fund share transactions              $81,622,153          $197,796,735
-----------------------------------------------------------------   ------------         -------------
Total increase in net assets                                         $72,786,165          $173,378,720
-----------------------------------------------------------------   ------------         -------------

NET ASSETS

At beginning of period                                              $209,272,688           $35,893,968
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of
$991,335 and $498,634, respectively)                                $282,058,853          $209,272,688
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                      SIX MONTHS                             YEAR ENDED 9/30                           PERIOD
                                        ENDED            -------------------------------------------------------        ENDED
                                       3/31/03             2002           2001          2000           1999           9/30/98(3)
CLASS A                              (UNAUDITED)
Net asset value, beginning of
period                                 $11.82            $11.68          $15.24         $13.15          $9.42           $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)

  Net investment income (loss)(1)      $(0.01)            $0.02           $0.05         $(0.10)        $(0.01)           $0.06
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      (0.33)             0.12(9)        (3.45)          6.62           3.78            (0.64)
-----------------------------------   -------            ------          ------         ------         ------            -----
Total from investment operations       $(0.34)            $0.14          $(3.40)         $6.52          $3.77           $(0.58)
-----------------------------------   -------            ------          ------         ------         ------            -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $--               $--             $--            $--         $(0.04)             $--
-----------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                    --             (0.00)(6)       (0.08)         (4.43)         (0.00)(6)           --
-----------------------------------   -------            ------          ------         ------         ------            -----
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                --           (0.08)            --             --               --
-----------------------------------   -------            ------          ------         ------         ------            -----
  Total distributions declared to
  shareholders                            $--            $(0.00)(6)      $(0.16)        $(4.43)        $(0.04)             $--
-----------------------------------   -------            ------          ------         ------         ------            -----
Net asset value, end
of period                              $11.48            $11.82          $11.68         $15.24         $13.15            $9.42
-----------------------------------   -------            ------          ------         ------         ------            -----
Total return (%)(8)                     (2.79)(5)          1.11          (22.52)         53.54          40.11            (5.80)(5)
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                             YEAR ENDED 9/30                           PERIOD
                                        ENDED            -------------------------------------------------------        ENDED
                                       3/31/03             2002           2001          2000           1999           9/30/98(3)
CLASS A (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):
Expenses(7)                              1.65(4)           1.64            1.66           1.77           1.78             1.75(4)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.21)(4)          0.13            0.37          (0.62)          0.13             0.54(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         40               130             136            152            162              165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $170,158          $121,779         $20,858           $202           $122             $573
-----------------------------------------------------------------------------------------------------------------------------------

(1) Prior to October 1, 2000, subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a fee not greater than 1.75% of average daily net assets.
    In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. Effective
    October 1, 2000, the fund began paying the investment adviser a fee not greater than 0.30% of average daily net assets. In addition the investment adviser and the distributor no longer waive their fees. To the extent actual expenses were over these limitations, the net investment loss per share and the ratios would have been:

Net investment loss                    $(0.03)           $(0.02)         $(0.11)        $(0.43)        $(0.32)          $(0.13)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                              1.89(4)           1.89            2.86           3.92           4.54             3.57(4)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.45)(4)         (0.12)          (0.84)         (2.77)         (2.89)           (1.32)(4)
-----------------------------------------------------------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
(4) Annualized.
(5) Not annualized.
(6) Per share amount was less than $(0.01).
(7) Ratios do not reflect reductions from fees paid indirectly.
(8) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

(9) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                        SIX MONTHS       YEAR        PERIOD
                                           ENDED         ENDED        ENDED
                                          3/31/03       9/30/02     9/30/01(3)
CLASS B                                 (UNAUDITED)

Net asset value, beginning of period      $11.70        $11.65       $15.23
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

 Net investment loss(1)                   $(0.05)       $(0.07)      $(0.02)
-------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.31)         0.12(8)     (3.42)
--------------------------------------   -------        ------       ------
Total from investment operations          $(0.36)        $0.05       $(3.44)
--------------------------------------   -------        ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions          $--        $(0.00)(6)   $(0.07)
-------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --            --        (0.07)
--------------------------------------   -------        ------       ------
  Total distributions declared to
  shareholders                               $--        $(0.00)(6)   $(0.14)
--------------------------------------   -------        ------       ------
Net asset value, end of period            $11.34        $11.70       $11.65
--------------------------------------   -------        ------       ------
Total return (%)                           (3.08)(5)      0.43       (22.84((5)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                 2.30(4)       2.29         2.31(4)
-------------------------------------------------------------------------------
Net investment loss                        (0.91)(4)     (0.55)       (0.18)(4)
-------------------------------------------------------------------------------
Portfolio turnover                            40           130          136
-------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $48,617       $45,299       $7,735
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                       $(0.07)       $(0.10)      $(0.18)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                 2.54(4)       2.54         3.51(4)
-------------------------------------------------------------------------------
Net investment loss                        (1.15)(4)     (0.80)       (1.39)(4)
-------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class B shares, October 2, 2000, through September 30, 2001.
(4) Annualized.
(5) Not annualized.
(6) Per share amount was less than $(0.01).
(7) Ratios do not reflect reductions from fees paid indirectly.
(8) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                        SIX MONTHS       YEAR        PERIOD
                                           ENDED         ENDED        ENDED
                                          3/31/03       9/30/02     9/30/01(3)
CLASS C                                 (UNAUDITED)

Net asset value, beginning of period      $11.69        $11.63       $15.23
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

  Net investment loss(1)                  $(0.05)       $(0.07)      $(0.03)
-------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.31)         0.13(8)     (3.43)
--------------------------------------   -------        ------       ------
Total from investment operations          $(0.36)        $0.06       $(3.46)
--------------------------------------   -------        ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions          $--        $(0.00)(6)   $(0.07)
-------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --            --        (0.07)
--------------------------------------   -------        ------       ------
Total distributions declared to
shareholders                                 $--           $--       $(0.14)
--------------------------------------   -------        ------       ------
Net asset value, end of period            $11.33        $11.69       $11.63
--------------------------------------   -------        ------       ------
Total return (%)                           (3.08)(5)      0.52       (22.98)(5)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                 2.30(4)       2.29         2.31(4)
-------------------------------------------------------------------------------
Net investment loss                        (0.88)(4)     (0.55)       (0.24)(4)
-------------------------------------------------------------------------------
Portfolio turnover                            40           130          136
-------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $34,851       $28,694       $4,910
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                       $(0.07)       $(0.10)      $(0.19)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                 2.54(4)       2.54         3.51(4)
-------------------------------------------------------------------------------
Net investment loss                        (1.12)(4)     (0.80)       (1.45)(4)
--------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class C shares, October 2, 2000, through September 30, 2001.
(4) Annualized.
(5) Not annualized.
(6) Per share amount was less than $(0.01).
(7) Ratios do not reflect reductions from fees paid indirectly.
(8) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued


                                    SIX MONTHS                             YEAR ENDED 9/30                              PERIOD
                                      ENDED            -------------------------------------------------------           ENDED
                                     3/31/03             2002           2001             2000           1999           9/30/98(3)
CLASS I                            (UNAUDITED)
Net asset value, beginning of
period                               $11.91            $11.73           $15.25          $13.16          $9.42           $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)

  Net investment income
  (loss)(1)                           $0.01             $0.06            $0.07          $(0.10)        $(0.03)           $0.07
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (0.33)             0.12(8)         (3.43)           6.62           3.81            (0.65)
---------------------------------   -------            ------           ------          ------         ------           ------
Total from investment
operations                           $(0.32)            $0.18           $(3.36)          $6.52          $3.78           $(0.58)
---------------------------------   -------            ------           ------          ------         ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $--               $--              $--             $--         $(0.04)             $--
-----------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --             (0.00)(6)        (0.08)          (4.43)         (0.00)(6)           --
-----------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions          --                --            (0.08)             --             --               --
---------------------------------   -------            ------           ------          ------         ------           ------
Total distributions declared
to shareholders                         $--            $(0.00)(6)       $(0.16)         $(4.43)        $(0.04)             $--
---------------------------------   -------            ------           ------          ------         ------           ------
Net asset value, end
of period                            $11.59            $11.91           $11.73          $15.25         $13.16            $9.42
---------------------------------   -------            ------           ------          ------         ------           ------
Total return (%)                      (2.69)(5)          1.53           (22.21)          53.50          40.22            (5.80)(5)
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                             YEAR ENDED 9/30                              PERIOD
                                      ENDED            -------------------------------------------------------           ENDED
                                     3/31/03             2002           2001             2000           1999           9/30/98(3)
CLASS I (CONTINUED)                (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):
Expenses(7)                            1.30(4)           1.29             1.31            1.77           1.78             1.75(4)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.23(4)           0.46             0.53           (0.59)         (0.23)            0.65(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       40               130              136             152            162              165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $28,128           $13,456           $2,391          $2,709           $985             $692
-----------------------------------------------------------------------------------------------------------------------------------

(1) Prior to October 1, 2000, subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund paid the investment adviser a fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. Effective October 1, 2000, the fund began paying the investment adviser a fee not greater than 0.30% of average daily net assets. In addition the investment adviser and the distributor no longer waive their fees. To the extent actual expenses were over these limitations, the net investment loss per share and the ratios would have been:

Net investment income (loss)         $(0.00)(6)         $0.03           $(0.09)         $(0.36)        $(0.29)          $(0.07)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                            1.54(4)           1.54             2.51            3.42           4.04             3.07(4)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.01)(4)          0.21            (0.68)          (2.27)         (2.49)           (0.71)(4)
-----------------------------------------------------------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
(4) Annualized.
(5) Not annualized.
(6) Per share amount was less than $(0.01).
(7) Ratios do not reflect reductions from fees paid indirectly.
(8) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                    3/31/03(3)
                                                                   (UNAUDITED)
CLASS R

Net asset value, beginning of period                                  $12.26
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

  Net investment income(1)                                             $0.05
----------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                     (0.83)
------------------------------------------------------------------   -------
Total from investment operations                                      $(0.78)
------------------------------------------------------------------   -------
Net asset value, end of period                                        $11.48
------------------------------------------------------------------   -------
Total return (%)                                                       (6.36)(5)
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                                             1.80(4)
----------------------------------------------------------------------------
Net investment income                                                   2.58(4)
----------------------------------------------------------------------------
Portfolio turnover                                                        40
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $116
----------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment income                                                  $0.05
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                             2.04(4)
----------------------------------------------------------------------------
Net investment income                                                   2.34(4)
----------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.
(4) Annualized.
(5) Not annualized.
(6) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(3)
CLASS 529A                                         (UNAUDITED)

Net asset value, beginning of period                  $11.81        $12.74
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

  Net investment income (loss)(1)                     $(0.01)        $0.00(6)
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                 (0.34)        (0.93)
--------------------------------------------------    ------        ------
Total from investment operations                      $(0.35)       $(0.93)
--------------------------------------------------    ------        ------
Net asset value, end of period                        $11.46        $11.81
--------------------------------------------------    ------        ------
Total return (%)(8)                                    (2.88)(5)     (7.38)(5)
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                             1.90(4)       1.89(4)
-----------------------------------------------------------------------------
Net investment income (loss)                           (0.21)(4)      0.09(4)
-----------------------------------------------------------------------------
Portfolio turnover                                        40           130
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $120           $32
-----------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.03)       $(0.00)(6)
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                             2.14(4)       2.14(4)
-----------------------------------------------------------------------------
Net investment loss                                    (0.45)(4)     (0.16)(4)
-----------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
(4) Annualized.
(5) Not annualized.
(6) Per share amount was less than $0.01.
(7) Ratios do not reflect reductions from fees paid indirectly.
(8) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(3)
CLASS 529B                                         (UNAUDITED)

Net asset value, beginning of period                  $11.70        $12.63
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

  Net investment loss(1)                              $(0.05)       $(0.02)
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                 (0.33)        (0.91)
--------------------------------------------------    ------        ------
Total from investment operations                      $(0.38)       $(0.93)
--------------------------------------------------    ------        ------
Net asset value, end of period                        $11.32        $11.70
--------------------------------------------------    ------        ------
Total return (%)                                       (3.25)(5)     (7.44)(5)
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(6)                                             2.55(4)       2.54(4)
-----------------------------------------------------------------------------
Net investment loss                                    (0.98)(4)     (0.98)(4)
-----------------------------------------------------------------------------
Portfolio turnover                                        40           130
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $22            $6
-----------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.07)       $(0.02)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                             2.79(4)       2.79(4)
--------------------------------------------------------------------------------
Net investment loss                                    (1.22)(4)     (1.23)(4)
--------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
(4) Annualized.
(5) Not annualized.
(6) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(3)
CLASS 529C                                         (UNAUDITED)

Net asset value, beginning of period                  $11.69        $12.62
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)

  Net investment loss(1)                              $(0.03)       $(0.02)
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                 (0.35)        (0.91)
--------------------------------------------------    ------        ------
Total from investment operations                      $(0.38)       $(0.93)
--------------------------------------------------    ------        ------
Net asset value, end of period                        $11.31        $11.69
--------------------------------------------------    ------        ------
Total return (%)                                       (3.17)(5)     (7.45)(5)
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(6)                                             2.55(4)       2.54(4)
-----------------------------------------------------------------------------
Net investment loss                                    (0.60)(4)     (0.92)(4)
-----------------------------------------------------------------------------
Portfolio turnover                                        40           130
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $47            $7
-----------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.30% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.04)       $(0.02)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                             2.79(4)       2.79(4)
--------------------------------------------------------------------------------
Net investment loss                                    (0.84)(4)     (1.17)(4)
--------------------------------------------------------------------------------

(2) Per share data are based on average shares outstanding.
(3) For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
(4) Annualized.
(5) Not annualized.
(6) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,078 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $5,420 under this agreement. The amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended
September 30, 2002 and September 30, 2001 was as follows:

                                                    9/30/02            9/30/01
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                                       $--            $39,711
------------------------------------------------------------------------------
  Long-term capital gain                                278             26,608
------------------------------------------------------------------------------
Total distributions declared                           $278            $66,319
------------------------------------------------------------------------------

As of September 30, 2002, the components of accumulated losses on a tax basis were as follows:

      Undistributed ordinary income                            $--
      -------------------------------------------------------------
      Undistributed long-term capital gain                      --
      -------------------------------------------------------------
      Capital loss carryforward                         (1,008,491)
      -------------------------------------------------------------
      Unrealized depreciation                          (20,279,314)
      -------------------------------------------------------------
      Other temporary differences                       (8,951,962)
      -------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $500 million of average net assets                  0.975%
      ----------------------------------------------------------------
      Average net assets in excess of $500 million              0.925%
      ----------------------------------------------------------------

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C and Class I and not greater than 0.55% of average daily net assets for Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 2003, aggregate unreimbursed expenses amounted to $833,220.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                   0.0175%
      ----------------------------------------------------------
      Next $2.5 billion                                  0.0130%
      ----------------------------------------------------------
      Next $2.5 billion                                  0.0005%
      ----------------------------------------------------------
      In excess of $7 billion                            0.0000%
      ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $54,063 and $621 for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee             0.10%    0.75%   0.75%   0.25%     0.25%     0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee     0.25%    0.25%   0.25%   0.25%     0.25%     0.25%      0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan            0.35%    1.00%   1.00%   0.50%     0.50%     1.00%      1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date that the Trustees of the Trust may determine.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2003, amounted to:

                CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C Service Fee
Retained
by MFD         $26,099     $91  $1,803    $--     $27         $--        $--
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2003, were as follows:

                CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan              0.35%  1.00%   1.00%   0.50%    0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2003, were as follows:

                      CLASS A  CLASS B CLASS C CLASS 529A CLASS 529B CLASS 529C

Contingent Deferred
Sales Charges Imposed   $879   $54,293  $8,108     $--       $--        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee, as a percentage of the fund's average daily net assets, will be 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $177,148,729 and $95,559,468, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $302,315,786
      -----------------------------------------------------------
      Gross unrealized depreciation                  (30,949,812)
      -----------------------------------------------------------
      Gross unrealized appreciation                   13,112,751
      -----------------------------------------------------------
      Net unrealized depreciation                   $(17,837,061)
      -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended                      Year ended
                                                   3/31/03                            9/30/02
                                           SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES
Shares sold                               10,113,061      $119,647,860       12,253,112      $164,133,115
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (5,604,027)      (66,035,376)      (3,731,414)      (48,908,349)
----------------------------------------------------------------------------------------------------------
Net increase                               4,509,034       $53,612,484        8,521,698      $115,224,766
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                1,213,248       $14,223,551        3,842,289       $51,214,791
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --                4                44
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (795,969)       (9,264,593)        (636,103)       (8,181,858)
----------------------------------------------------------------------------------------------------------
Net increase                                 417,279        $4,958,958        3,206,190       $43,032,977
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                1,197,068       $13,986,083        2,447,228       $32,826,389
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --               32               221
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (574,456)       (6,692,927)        (414,739)       (5,459,459)
----------------------------------------------------------------------------------------------------------
Net increase                                 622,612        $7,293,156        2,032,521       $27,367,151
----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                1,482,831       $17,714,824        1,169,964       $15,326,210
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --                1                13
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (186,744)       (2,221,584)        (243,706)       (3,201,935)
----------------------------------------------------------------------------------------------------------
Net increase                               1,296,087       $15,493,240          926,259       $12,124,288
----------------------------------------------------------------------------------------------------------

                                                Period ended
                                                 3/31/03(1)
                                          SHARES            AMOUNT
CLASS R SHARES
Shares sold                                   10,077          $114,482
-----------------------------------------------------------------------
Shares reacquired                                 --                --
-----------------------------------------------------------------------
Net increase                                  10,077          $114,482
-----------------------------------------------------------------------

                                              Six months ended                     Period ended
                                                   3/31/03                          9/30/02(2)
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                    8,132           $96,199            2,688           $33,305
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (363)           (4,386)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   7,769           $91,813            2,688           $33,305
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                    1,534           $18,279              533            $6,650
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (137)           (1,569)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   1,397           $16,710              533            $6,650
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                    3,540           $41,526              614            $7,598
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (18)             (216)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   3,522           $41,310              614            $7,598
----------------------------------------------------------------------------------------------------------

(1) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.
(2) For the period from the inception of Classes 529A, 529B and 529C shares, July 31, 2002, through
    September 30, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended March 31, 2003, was $1,141. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

------------
SALES
------------
                                                                        NET
      SETTLEMENT      CONTRACTS TO                      CONTRACTS    UNREALIZED
        DATE        DELIVER/RECEIVE   IN EXCHANGE FOR   AT VALUE    DEPRECIATION

       4/28/03     CAD   17,595,144     $11,839,493    $11,958,628   $(119,135)

------------
PURCHASES
------------

       6/18/03     JPY    1,298,583     $11,122,767    $11,029,692   $ (93,075)
                                                                     ---------
                                                                     $(212,210)
                                                                     =========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

        CAD = Canadian Dollars    JYP = Japanese Yen

At March 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/1/53)                      President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust sine August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       DIRECTOR OF GLOBAL EQUITY RESEARCH
Massachusetts Financial Services Company                 David A. Antonelli(1)
500 Boylston Street, Boston, MA
02116-3741                                               CUSTODIAN
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA
MFS Fund Distributors, Inc.                              02110
500 Boylston Street, Boston, MA
02116-3741

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              MIO-SEM-5/03  55M